Cover	Dec. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Entity File Number	001-34527
Entity Registrant Name	Emclaire Financial Corp.
Entity Central Index Key	0000858800
Entity Tax Identification Number	25-1606091
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	612 Main Street
Entity Address, City or Town	Emlenton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16373
City Area Code	724
Local Phone Number	867-2311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $1.25
Trading Symbol	EMCF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false